Submission	Jun. 27, 2025
Submission [Line Items]
Central Index Key	0002034767
Registrant Name	Ultra High Point Holdings Limited
Registration File Number	333-287443
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES